Litigation Threat Against The Company - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended
	Jun. 28, 2011	Dec. 03, 2007 Entity	Dec. 31, 2011 Minimum	Dec. 03, 2007 Octiga, Inc	Jan. 21, 2011 Octiga, Inc Mr. Jonathan Jianguo Jiang	Jan. 21, 2011 Octiga, Inc Minimum	Jan. 21, 2011 Beijing Heteng Software Technology Co, Ltd	Dec. 03, 2007 Beijing Heteng Software Technology Co, Ltd	Aug. 31, 2004 Long March Launch Vehicle Technology Co, Ltd
Number of subsidiaries included letter		2
Ownership percentage			20.00%	40.00%		30.00%	95.00%	100.00%	70.00%
Number of shares which compensation was not appropriately provided					220,000
Action taken by defendant	In order to avoid further distraction of management attention, our Chairman and Chief Executive Officer, Chris Shuning Chen, personally made a payment of $75 to settle this litigation.
Settlement of litigation	$ 75
Date lawsuit dismissed with prejudice	Mar. 01, 2012